Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)			1 Months Ended
	Dec. 05, 2024	Oct. 10, 2024	Jan. 20, 2025
Unsecured Promissory Note [Member]
Principle amount		$ 3,149,750
Interest rate		7.00%
Original issue discount		$ 204,750
Legal fees		$ 20,000
Paying interest of outstanding principle amount		105.00%
Possible future conversions, description		The Note contains a floor price of $0.10412 for the possible future conversions into Class A Ordinary Shares.
Unsecured Promissory Note [Member] | Common Class A [Member]
Principle amount converted into common stock		$ 2,925,000
Asia Rubber Resources Limited [Member]
Purchase price			$ 1,281
Existing Warrants [Member]
Aggregate existing ordinary share purchase warrants issued	6,576,278